SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 021
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

COOPER TIRE & RUBBER COMPANY
PRE-TAX SAVINGS PLAN (FINDLAY)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
Employer Identification Number: 34-0253240, Plan Number: 021

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower lessor or similar party	Description of investment including maturity date, rate of interest, collateral par, or maturity value	Cost	Current Value

*	Notes Receivable from Participants	3.25% - 9.5%	$—	$1,451,589

Note: This schedule excludes the Plan's interest in the Commingled Trust, which is not required to be reported on the schedule pursuant to the Department of Labor's Rules and Regulations for Reporting and Disclosure under the Employee Retirement Income Security Act of 1974.

* Represents a party-in-interest to the Plan, as defined by ERISA.